THE ADVISORS’ INNER CIRCLE FUND III

Aegon Emerging Markets Debt Fund (the “Fund”)

Supplement dated November 20, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”),

each dated June 5, 2019.

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Effective on or around November 22, 2019 (the “Effective Date”), Mr. Jeff Grills will replace Mr. James Rich as a portfolio manager of the Fund. Accordingly, as of the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the disclosure relating to James Rich is hereby deleted and replaced with the following:

Jeff Grills, CFA, Head of Emerging Markets Debt, has managed the Fund since 2019.

2.	In the “Portfolio Managers” section of the Prospectus, the paragraph relating to James Rich is hereby deleted and replaced with the following:

Jeff Grills, CFA, Head of Emerging Markets Debt, serves as a portfolio manager for the Emerging Markets Debt Fund. Prior to joining the Adviser in 2019, Mr. Grills was a partner at Gramercy Funds Management and a senior portfolio manager for emerging markets strategies. He was also a senior member of the Credit Investment Committee responsible for overseeing investments in all credit-related strategies. Prior to joining Gramercy Funds Management in 2010, Mr. Grills was a portfolio manager and co-head of the Emerging Market Debt team at JPMorgan Asset Management. Mr. Grills earned a B.S. in mathematics and economics from Duke University. He is a CFA® charterholder.

3.	In the “The Portfolio Managers” section of the SAI, the last sentence under the “Fund Shares Owned by the Portfolio Managers” heading is hereby deleted and replaced with the following:

As of September 30, 2019, the portfolio managers did not beneficially own shares of any Fund.

4.	In the “The Portfolio Managers” section of the SAI, the row in the “Other Accounts” table relating to James Rich is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Jeff Grills, CFA*	0	$0	0	$0	0	$0

*	Valuation date is September 30, 2019.

Please retain this supplement for future reference.

AAM-SK-002-0100

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